Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income (expense)
Finance income	€ 7,417	€ 8,450	€ 3,723
Finance expense	(8,113)	(9,333)	(4,216)
Net finance income (expense) from financial assets at fair value through profit or loss	284	(55)	11
Income (expense) from derivative financial instruments	(61)	13	(306)
Finance income (expense)	€ (473)	€ (925)	€ (788)